Stockholders’ Equity (Details)														1 Months Ended			3 Months Ended				6 Months Ended		12 Months Ended
	Sep. 27, 2024 USD ($) $ / shares shares	Sep. 26, 2024 USD ($) $ / shares	Jul. 31, 2024 $ / shares shares	Jul. 29, 2024 USD ($) shares	May 31, 2024 $ / shares shares	May 24, 2024 USD ($) $ / shares shares	Apr. 30, 2024 USD ($)	Apr. 17, 2024 $ / shares shares	Apr. 10, 2024 $ / shares	Mar. 27, 2024 shares	Oct. 11, 2023 $ / shares shares	Aug. 01, 2023 USD ($)	Feb. 07, 2023 $ / shares shares	Oct. 31, 2022 $ / shares shares	Jun. 30, 2022 $ / shares shares	Mar. 31, 2022 shares	Jun. 30, 2025 USD ($) $ / shares $ / ft² shares	Mar. 31, 2025 USD ($) shares	Jun. 30, 2024 USD ($) shares	Mar. 31, 2024 shares	Jun. 30, 2025 USD ($) $ / shares $ / ft² shares	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Jun. 27, 2024 shares	Jun. 30, 2023 USD ($) $ / shares
Stockholders’ Equity [Line Items]
Common stock, shares authorized																	40,000,000				40,000,000		40,000,000	40,000,000
Preferred stock, shares authorized																	50,000,000				50,000,000		50,000,000	50,000,000
Initial conversion price (in Dollars per share) | $ / shares																					$ 3.75		$ 0.75
Percentage of exceed beneficial ownership																							4.99%
Percentage of excess beneficial ownership as conversion price																							4.99%
Preferred stock value (in Dollars) | $						$ 1,500,000
Purchase of shares						30,800
Warrant exercise price (in Dollars per share) | $ / shares						$ 3.75																	$ 3.75
Warrant exercisable period						5 years
Received amount (in Dollars) | $																							$ 1,302,500
Offering costs (in Dollars) | $						$ 155,000																	$ 197,500
Aggregate purchase price percentage																							7.00%
Divided amount (in Dollars) | $																							$ 54,110
Common stock par value (in Dollars per share) | $ / shares																	$ 0.0001				$ 0.0001		$ 0.0001	$ 0.0001
Percentage of gross sales price		3.00%																			3.00%		3.00%
Common stock for cash (in Dollars) | $																								$ 6,580,647
Granted value (in Dollars) | $																			$ 412,438				$ 1,212,357	1,295,931
Purchase of intangible asset (in Dollars) | $																			9,500				9,500
Issued for cash offering (in Dollars) | $																					$ 3,118,870		2,388,858	$ 6,885,204
Common stock value issued (in Dollars) | $
Purchase such securities of aggregate value (in Dollars) | $							$ 1,000,000
Outstanding shares percentage												9.99%
Gross purchase price (in Dollars) | $												$ 1,000,000
Percentage of weighted average price										85.00%		85.00%
Business days										5 days
Share price (in Dollars per share) | $ / shares									$ 1.7
Payment to agent compensation (in Dollars) | $																							16,907
Fees and expenses (in Dollars) | $																					60,000		60,000
Maintenance, cost (in Dollars) | $																					5,000		5,000
Stock-based compensation expense (in Dollars) | $																					$ 1,067,382		$ 739,309
Warrants exercisable													21,000
Preferred stock, par value (in Dollars per share) | $ / shares																	$ 0.0001				$ 0.0001		$ 0.0001	$ 0.0001
Converted shares (in Dollars) | $																		$ 35,195					$ 54,110
Gross proceeds (in Dollars) | $																					$ 5,489,399
Warrants [Member]
Stockholders’ Equity [Line Items]
Warrant exercise price (in Dollars per share) | $ / shares			$ 3.75		$ 3.75			$ 1.7			$ 1.3447		$ 31.25	$ 31.25	$ 31.25								$ 1.7
Warrant exercisable period			5 years		5 years			5 years			5 years			5 years	5 years								5 years
Public offering price percentage													125.00%
Intrinsic value (in Dollars per share) | $ / shares																	$ 0				$ 0		$ 0
Shares issued for cashless exercise of warrants																					52,351
Waiver of Agreement [Member]
Stockholders’ Equity [Line Items]
Equity securities (in Dollars) | $		$ 5,000,000
Series A Convertible Preferred Stock Converted Into Shares of Class B Stock [Member]
Stockholders’ Equity [Line Items]
Preferred stock value (in Dollars) | $																	$ 1,035,195				$ 1,035,195
Shares of preferred stock																	100				100
Dividend (in Dollars) | $																					$ 35,195
Converted shares (in Dollars) | $																					$ 2,539,109
Triton Purchase Agreement [Member]
Stockholders’ Equity [Line Items]
Common stock value issued (in Dollars) | $																										$ 1,000,000
Sales Agreement [Member] | Common Stock [Member]
Stockholders’ Equity [Line Items]
Share issued																					2,833,543
Restricted Stock Units (RSUs) [Member]
Stockholders’ Equity [Line Items]
Recognized over a weighted-average period																							1 year 1 month 17 days	2 years 1 month 2 days
Certificate of Designation [Member]
Stockholders’ Equity [Line Items]
Floor price (in Dollars per Square Foot) | $ / ft²																	0.18				0.18
2022 Equity Incentive Plan [Member]
Stockholders’ Equity [Line Items]
Common stock for restricted stock awards																							550,000
Stock-based compensation expense (in Dollars) | $																							$ 1,212,357	$ 1,295,931
Shares granted																					550,000
2022 Equity Incentive Plan [Member] | RSA [Member]
Stockholders’ Equity [Line Items]
Shares vested																							317,420	39,200
2022 Equity Incentive Plan [Member] | Restricted Stock Units (RSUs) [Member]
Stockholders’ Equity [Line Items]
Unrecognized stock-based compensation expense (in Dollars) | $																							$ 1,067,382	$ 2,483,299
Investor [Member]
Stockholders’ Equity [Line Items]
Preferred stock, par value (in Dollars per share) | $ / shares						$ 0.0001
Sale of shares						330
Gross proceeds (in Dollars) | $						$ 3,000,000
Minimum [Member]
Stockholders’ Equity [Line Items]
Cumulative dividends percentage annual rate																					6.00%		6.00%
Percentage of common stock conversion price																							85.00%
Aggregate purchase price percentage																							1.00%
Conversion price per share																					85.00%
Maximum [Member]
Stockholders’ Equity [Line Items]
Cumulative dividends percentage annual rate																					12.00%		12.00%
Percentage of common stock conversion price																							70.00%
Aggregate purchase price percentage																							7.00%
Conversion price per share																					70.00%
Common Stock [Member] | Reverse Stock Split [Member]
Stockholders’ Equity [Line Items]
Common stock, shares authorized																									40,000,000
Class A Common Stock [Member]
Stockholders’ Equity [Line Items]
Common stock, shares authorized																	2,000,000				2,000,000		2,000,000	2,000,000
Common stock par value (in Dollars per share) | $ / shares																	$ 0.0001				$ 0.0001		$ 0.0001	$ 0.0001
Common stock votes																					10		10
Percentage of membership interest																97.56%
Converted shares of common stock																1,951,200
Common stock shares issued																	1,000,000				1,000,000		1,000,000	1,677,056
Common stock shares outstanding																	1,000,000				1,000,000		1,000,000	1,677,056
Common stock value issued (in Dollars) | $																	$ 100				$ 100		$ 100	$ 168
Class A Common Stock [Member] | Reverse Stock Split [Member]
Stockholders’ Equity [Line Items]
Common stock, shares authorized																									2,000,000
Class A Common Stock [Member] | Common Stock [Member]
Stockholders’ Equity [Line Items]
Converted shares of common stock																				(170,650)			(677,056)
Common stock shares issued																								1,506,406
Common stock shares outstanding																								1,506,406
Common stock for cash (in Dollars) | $
Common stock for restricted stock awards
Granted value (in Dollars) | $
Shares of common stock for purchase of intangible asset
Purchase of intangible asset (in Dollars) | $
Reverse stock split adjustment
Converted shares (in Dollars) | $
Share issued
Class B Common Stock [Member]
Stockholders’ Equity [Line Items]
Common stock, shares authorized																	38,000,000				38,000,000		38,000,000	38,000,000
Aggregate purchase price percentage																							7.00%
Converted into the common shares																							4,293,312
Common stock par value (in Dollars per share) | $ / shares																	$ 0.0001				$ 0.0001		$ 0.0001	$ 0.0001
Common stock votes																					1		1
Number of shares																							1
Common stock shares issued																	15,624,395				15,624,395		9,060,965	1,207,827
Common stock shares outstanding																	15,624,395				15,624,395		9,060,965
Cancellation of shares																							30,067
Treasury shares																							50,000
Repurchase shares																								50,000
Treasury stock (in Dollars) | $																								$ 176,876
Common stock value issued (in Dollars) | $																	$ 1,562				$ 1,562		$ 906	$ 121
Aggregate shares percentage													7.00%
Class B Common Stock [Member] | Warrants [Member]
Stockholders’ Equity [Line Items]
Purchase of shares																							8,702
Warrants purchased			61,600		61,600			8,702			3,688			10,500	10,500
Class B Common Stock [Member] | Waiver of Agreement [Member]
Stockholders’ Equity [Line Items]
Common stock par value (in Dollars per share) | $ / shares		$ 0.0001
Class B Common Stock [Member] | Sales Agreement of Common Stock [Member]
Stockholders’ Equity [Line Items]
Sale of shares	1,791,704
Common stock par value (in Dollars per share) | $ / shares	$ 0.0001
Class B Common Stock [Member] | Reverse Stock Split [Member]
Stockholders’ Equity [Line Items]
Common stock, shares authorized																									38,000,000
Class B Common Stock [Member] | Common Stock [Member]
Stockholders’ Equity [Line Items]
Preferred stock, par value (in Dollars per share) | $ / shares																							$ 0.0001
Converted shares of common stock																				170,650			677,056
Common stock shares issued																	6,563,430				6,563,430		9,060,965	1,207,827
Common stock for cash (in Dollars) | $																								$ 35
Common stock for restricted stock awards																			51,800				168,354	382,200
Granted value (in Dollars) | $																			$ 5				$ 17	$ 38
Shares of common stock for purchase of intangible asset																			5,000				5,000
Purchase of intangible asset (in Dollars) | $																			$ 1				$ 1
Converted shares of common stock																	2,158,882	1,518,654					4,293,312
Reverse stock split adjustment																							71,008
Issued for cash offering (in Dollars) | $																								7,500,000
Underwriting discounts and commissions (in Dollars) | $																								884,880
Net proceeds (in Dollars) | $																								$ 6,615,120
Number of business days										5 days
Weighted average business days									5 days
Converted shares (in Dollars) | $																	$ 216	$ 152					$ 429
Share issued																								352,682
Class B Common Stock [Member] | Common Stock [Member] | Directors and Officers [Member]
Stockholders’ Equity [Line Items]
Granted value (in Dollars) | $																								$ 3,779,230
Class B Common Stock [Member] | Triton Purchase Agreement [Member] | Common Stock [Member]
Stockholders’ Equity [Line Items]
Offering costs (in Dollars) | $																								$ 30,687
Shares of common stock																							124,318	52,682
Common stock for cash (in Dollars) | $																							$ 194,434	$ 40,154
Class B Common Stock [Member] | ATM Alternative Deal [Member] | Common Stock [Member]
Stockholders’ Equity [Line Items]
Shares of common stock																							2,594,157
Common stock for cash (in Dollars) | $																							$ 2,194,418
Class B Common Stock [Member] | Sales Agreement of Common Stock [Member]
Stockholders’ Equity [Line Items]
Common stock par value (in Dollars per share) | $ / shares	$ 0.0001
Aggregate amount (in Dollars) | $	$ 1,791,704
Class B Common Stock [Member] | Restricted Stock Awards [Member]
Stockholders’ Equity [Line Items]
Granted value (in Dollars) | $																							$ 161,753
Class B Common Stock [Member] | Finite-Lived Intangible Assets [Member]
Stockholders’ Equity [Line Items]
Shares of common stock for purchase of intangible asset																							5,000
Purchase of intangible asset (in Dollars) | $																							$ 9,500
Class B Common Stock [Member] | Offering [Member]
Stockholders’ Equity [Line Items]
Common stock shares issued																								300,000
Class B Common Stock [Member] | 2022 Equity Incentive Plan [Member] | Common Stock [Member]
Stockholders’ Equity [Line Items]
Common stock for restricted stock awards																								382,200
Class B Common Stock [Member] | Boustead Securities, LLC [Member]
Stockholders’ Equity [Line Items]
Sale of shares																							30,800
Class B Common Stock [Member] | Triton Shares [Member]
Stockholders’ Equity [Line Items]
Common stock par value (in Dollars per share) | $ / shares																										$ 0.0001
Class B Common Stock [Member] | Second Closing Notice [Member]
Stockholders’ Equity [Line Items]
Shares of common stock for purchase of intangible asset										124,318
Series A Convertible Preferred Stock [Member]
Stockholders’ Equity [Line Items]
Preferred stock, par value (in Dollars per share) | $ / shares																							$ 0.0001
Sale of shares																					330		330
Gross proceeds (in Dollars) | $																					$ 3,000,000		$ 3,000,000
Net of discount (in Dollars) | $																							$ 2,647,500
Preferred stock, shares outstanding																							100
Shares of preferred stock																							100
Converted shares of common stock																					3,677,536		1,138,427
Converted shares of common stock																							891,304
Series A Convertible Preferred Stock [Member] | Preferred Stock [Member]
Stockholders’ Equity [Line Items]
Preferred stock, shares authorized						660
Preferred stock, par value (in Dollars per share) | $ / shares						$ 0.0001
Sale of shares																							230
Preferred stock value (in Dollars) | $																							$ 2,354,110
Preferred stock, par value (in Dollars per share) | $ / shares						$ 0.0001
Series A Preferred Stock [Member]
Stockholders’ Equity [Line Items]
Preferred stock, par value (in Dollars per share) | $ / shares																							$ 0.0001
Initial conversion price (in Dollars per share) | $ / shares																							$ 3.75
Sale of shares				165
Gross proceeds (in Dollars) | $				$ 1,500,000
Preferred stock value (in Dollars) | $
Received amount (in Dollars) | $						$ 1,345,000
Preferred stock, shares outstanding																	0				0		100	100
Shares of preferred stock																	0				0		100	100
Preferred stock, par value (in Dollars per share) | $ / shares																	$ 0.0001				$ 0.0001		$ 0.0001	$ 0.0001
Shares designated						660											660				660		660	660
Stated value per share (in Dollars per share) | $ / shares						$ 10,000
Series A Preferred Stock [Member] | Preferred Stock [Member]
Stockholders’ Equity [Line Items]
Convertible preferred stock stated value						10,000
Converted shares of common stock
Common stock for cash (in Dollars) | $
Common stock for restricted stock awards
Granted value (in Dollars) | $
Shares of common stock for purchase of intangible asset
Purchase of intangible asset (in Dollars) | $
Converted shares of common stock																		(100)					(230)
Reverse stock split adjustment
Converted shares (in Dollars) | $
Share issued
Series A Preferred Stock [Member] | Investor [Member]
Stockholders’ Equity [Line Items]
Sale of shares						165
Series A Preferred Stock [Member] | First Closing [Member]
Stockholders’ Equity [Line Items]
Sale of shares						165
Series A Preferred Stock [Member] | Second Closing [Member]
Stockholders’ Equity [Line Items]
Sale of shares						165
Gross proceeds (in Dollars) | $						$ 1,500,000